Transfers of Financial Assets - Summary of Carrying Amount of Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt securities [member] | FVOCI financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	€ 1,629	€ 1,628
Carrying amount of associated liabilities	1,677	1,897
Debt securities [member] | FVPL financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	1	1
Carrying amount of associated liabilities	0	1
Investments - Policyholder risk [member] | FVPL financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	88	39
Carrying amount of associated liabilities	€ 0	€ 0